Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Commercial loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commercial loans [member]
Disclosure of financial assets [line items]
- Increases due to change in credit risk	$ (98,680)	$ (146,676)
Decreases due to change in credit risk	(86,955)	(52,968)
- Changes due to modifications that did not result in derecognition		(25,936)
New financial assets originated or purchased		210,999
Financial assets that have been derecognized	(141,544)	(290,422)
Foreign exchange and other movements	(49,564)	6,599
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	24,743,360	22,617,981
- Charge-offs	(343,542)	(292,655)
- Changes due to modifications that did not result in derecognition	(305,353)	(292,108)
New financial assets originated or purchased	10,544,152	12,417,491
Financial assets that have been derecognized	(7,581,309)	(9,796,913)
Foreign exchange and other movements	(449,523)	89,564
Ending balance	26,607,785	24,743,360
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	15,672,670	14,808,799
- Charge-offs	(190,487)	(148,053)
- Changes due to modifications that did not result in derecognition	(215,453)	(188,049)
New financial assets originated or purchased	7,682,627	8,385,696
Financial assets that have been derecognized	(6,323,655)	(7,303,407)
Foreign exchange and other movements	(168,681)	117,684
Ending balance	16,457,021	15,672,670
Individually assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	1,196,769	1,088,954
- Charge-offs	(24,983)	(538)
- Changes due to modifications that did not result in derecognition	(2,642)	2,197
New financial assets originated or purchased	225,694	464,664
Financial assets that have been derecognized	(348,835)	(386,106)
Foreign exchange and other movements	(1,007)	27,598
Ending balance	1,044,996	1,196,769
Individually assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	1,196,769	1,088,954
- Charge-offs	(24,983)	(538)
- Changes due to modifications that did not result in derecognition	(2,642)	2,197
New financial assets originated or purchased	225,694	464,664
Financial assets that have been derecognized	(348,835)	(386,106)
Foreign exchange and other movements	(1,007)	27,598
Ending balance	1,044,996	1,196,769
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	96,974	100,922
- Net Transfer to stage 2	(1,819)	(7,725)
New financial assets originated or purchased	55,102	63,208
Financial assets that have been derecognized	(64,764)	(18,057)
Foreign exchange and other movements	(28,398)	(41,374)
Ending balance	57,095	96,974
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	96,974	100,922
- Net Transfer to stage 2	(1,819)	(7,725)
New financial assets originated or purchased	55,102	63,208
Financial assets that have been derecognized	(64,764)	(18,057)
Foreign exchange and other movements	(28,398)	(41,374)
Ending balance	57,095	96,974
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	507,983	499,537
- Net Transfer to stage 2	1,819	8,551
- Net Transfer to stage 3	(5,851)	(129,888)
- Changes due to modifications that did not result in derecognition	(3,302)	(1,306)
New financial assets originated or purchased	104,838	216,737
Financial assets that have been derecognized	(109,898)	(174,661)
Foreign exchange and other movements	57,058	89,013
Ending balance	552,647	507,983
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	507,983	499,537
- Net Transfer to stage 2	1,819	8,551
- Net Transfer to stage 3	(5,851)	(129,888)
- Changes due to modifications that did not result in derecognition	(3,302)	(1,306)
New financial assets originated or purchased	104,838	216,737
Financial assets that have been derecognized	(109,898)	(174,661)
Foreign exchange and other movements	57,058	89,013
Ending balance	552,647	507,983
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	591,812	488,495
- Net Transfer to stage 2		(826)
- Net Transfer to stage 3	5,851	129,888
- Charge-offs	(24,983)	(538)
- Changes due to modifications that did not result in derecognition	660	3,503
New financial assets originated or purchased	65,754	184,719
Financial assets that have been derecognized	(174,173)	(193,388)
Foreign exchange and other movements	(29,667)	(20,041)
Ending balance	435,254	591,812
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	591,812	488,495
- Net Transfer to stage 2		(826)
- Net Transfer to stage 3	5,851	129,888
- Charge-offs	(24,983)	(538)
- Changes due to modifications that did not result in derecognition	660	3,503
New financial assets originated or purchased	65,754	184,719
Financial assets that have been derecognized	(174,173)	(193,388)
Foreign exchange and other movements	(29,667)	(20,041)
Ending balance	435,254	591,812
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	23,546,591	21,529,027
- Charge-offs	(318,559)	(292,117)
- Changes due to modifications that did not result in derecognition	(302,711)	(294,305)
New financial assets originated or purchased	10,318,458	11,952,827
Financial assets that have been derecognized	(7,232,474)	(9,410,807)
Foreign exchange and other movements	(448,516)	61,966
Ending balance	25,562,789	23,546,591
Collectively assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,475,901	13,719,845
- Charge-offs	(165,504)	(147,515)
- Changes due to modifications that did not result in derecognition	(212,811)	(190,246)
New financial assets originated or purchased	7,456,933	7,921,032
Financial assets that have been derecognized	(5,974,820)	(6,917,301)
Foreign exchange and other movements	(167,674)	90,086
Ending balance	15,412,025	14,475,901
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	19,955,723	16,327,018
Changes in the allowances - Net Transfer to stage 1	404,225	1,184,076
- Net Transfer to stage 2	(835,792)	(554,440)
- Net Transfer to stage 3	(151,827)	(73,679)
- Charge-offs	(33,187)	(18,776)
- Changes due to modifications that did not result in derecognition	(271,885)	(270,726)
New financial assets originated or purchased	9,469,441	10,860,705
Financial assets that have been derecognized	(6,425,979)	(7,562,147)
Foreign exchange and other movements	(421,452)	63,692
Ending balance	21,689,267	19,955,723
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	11,715,299	10,427,978
Changes in the allowances - Net Transfer to stage 1	216,667	362,152
- Net Transfer to stage 2	(449,530)	(401,663)
- Net Transfer to stage 3	(87,462)	(50,688)
- Charge-offs	(7,870)	(4,209)
- Changes due to modifications that did not result in derecognition	(183,462)	(176,687)
New financial assets originated or purchased	6,922,591	7,101,166
Financial assets that have been derecognized	(5,331,140)	(5,643,512)
Foreign exchange and other movements	(181,407)	100,762
Ending balance	12,613,686	11,715,299
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	2,733,535	4,277,136
Changes in the allowances - Net Transfer to stage 1	(388,610)	(1,171,376)
- Net Transfer to stage 2	865,671	599,608
- Net Transfer to stage 3	(199,790)	(137,518)
- Charge-offs	(46,996)	(44,191)
- Changes due to modifications that did not result in derecognition	(27,727)	(21,168)
New financial assets originated or purchased	636,437	869,602
Financial assets that have been derecognized	(641,774)	(1,608,876)
Foreign exchange and other movements	(30,639)	(29,682)
Ending balance	2,900,107	2,733,535
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,080,676	2,564,516
Changes in the allowances - Net Transfer to stage 1	(206,748)	(358,832)
- Net Transfer to stage 2	464,539	425,316
- Net Transfer to stage 3	(110,493)	(71,184)
- Charge-offs	(14,142)	(11,082)
- Changes due to modifications that did not result in derecognition	(24,686)	(10,277)
New financial assets originated or purchased	390,724	665,143
Financial assets that have been derecognized	(507,356)	(1,088,960)
Foreign exchange and other movements	(1,531)	(33,964)
Ending balance	2,070,983	2,080,676
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	857,333	924,873
Changes in the allowances - Net Transfer to stage 1	(15,615)	(12,700)
- Net Transfer to stage 2	(29,879)	(45,168)
- Net Transfer to stage 3	351,617	211,197
- Charge-offs	(238,376)	(229,150)
- Changes due to modifications that did not result in derecognition	(3,099)	(2,411)
New financial assets originated or purchased	212,580	222,520
Financial assets that have been derecognized	(164,721)	(239,784)
Foreign exchange and other movements	3,575	27,956
Ending balance	973,415	857,333
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	679,926	727,351
Changes in the allowances - Net Transfer to stage 1	(9,919)	(3,320)
- Net Transfer to stage 2	(15,009)	(23,653)
- Net Transfer to stage 3	197,955	121,872
- Charge-offs	(143,492)	(132,224)
- Changes due to modifications that did not result in derecognition	(4,663)	(3,282)
New financial assets originated or purchased	143,618	154,723
Financial assets that have been derecognized	(136,324)	(184,829)
Foreign exchange and other movements	15,264	23,288
Ending balance	$ 727,356	$ 679,926